Stock Warrants - Warrant Activity (Parenthetical) (Details)	Dec. 31, 2021
Warrants One Expiring June 2022 [Member]
Class Of Warrant Or Right [Line Items]
Warrants and Rights Outstanding, Maturity Date	Jun. 09, 2022
Warrants Two Expiring June 2022 [Member]
Class Of Warrant Or Right [Line Items]
Warrants and Rights Outstanding, Maturity Date	Jun. 09, 2022
Warrants Expiring January 2023 [Member]
Class Of Warrant Or Right [Line Items]
Warrants and Rights Outstanding, Maturity Date	Jan. 09, 2023
Warrants Expiring January 2025 [Member]
Class Of Warrant Or Right [Line Items]
Warrants and Rights Outstanding, Maturity Date	Jan. 28, 2025
Warrants Expiring May 2026 [Member]
Class Of Warrant Or Right [Line Items]
Warrants and Rights Outstanding, Maturity Date	May 07, 2026